Financial Statements Schedule I (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (195,155,097)	$ (90,903,374)	$ 50,828,396
Depreciation and amortization	81,398,470	56,117,280	31,266,181
Allowance for doubtful debts	43,611,217	23,156,857	3,046,100
Investment loss	1,081,700		3,000,000
Amortization of discount on debt	49,699	44,485	39,816
Share-based compensation	5,185,242	4,060,838	3,876,671
Changes in operating assets and liabilities:
Inventories	3,960,749	(28,798,943)	(103,637,355)
Accounts receivable	(6,983,739)	(103,748,565)	(5,704,039)
Amount due from related parties	9,904,520	(18,135,684)	(1,347,828)
Advances to suppliers	(17,898,461)	13,458,006	2,227,991
Other non-current assets	(24,406,669)	(9,257,048)	(5,826,029)
Accounts payable	56,238,301	52,435,834	18,096,208
Advances from customers	(46,127,125)	56,706,824	5,120,313
Amounts due to related parties	2,015,133	484,649	2,163,515
Accrued warranty costs	11,334,395	15,737,987	14,259,880
Other current liabilities	59,188,516	(744,073)	18,875,491
Liability for uncertain tax positions	2,502,791	840,611	755,414
Deferred taxes		(4,632,976)	(5,179,877)
Net cash provided by (used in) operating activities	(147,758,937)	60,124,114	(58,487,119)
Investing activities:
Decrease (increase) in restricted cash	(243,137,142)	23,614,897	(987,019)
Investment in subsidiaries	(3,428,751)	(5,667,627)	(1,503,531)
Purchase of property, plant and equipment	(60,481,021)	(205,419,189)	(134,314,791)
Net cash used in investing activities	(306,491,439)	(193,576,742)	(133,988,954)
Financing activities:
Proceeds from short-term borrowings	791,596,176	1,808,463,199	917,514,400
Proceeds from long-term borrowings	143,965,319	89,023,852	89,659,607
Proceeds from issuance of warrants	2,500,000
Proceeds from exercise of stock options	158,766	1,256,948	823,560
Net cash provided by financing activities	249,575,744	177,748,225	312,629,005
Effect of exchange rate changes	2,648,135	11,047,381	8,387,882
Net increase (decrease) in cash and cash equivalents	(202,026,497)	55,342,978	128,540,814
Cash and cash equivalents at the beginning of the year	343,994,679	288,651,701	160,110,887
Cash and cash equivalents at the end of the year	141,968,182	343,994,679	288,651,701
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	57,914,890	46,345,299	21,211,228
Income taxes paid	9,698,512	30,929,617	13,635,216
Parent Company
Operating activities:
Net income (loss)	(195,468,691)	(90,804,200)	50,568,919
Depreciation and amortization	6,950	5,864	5,888
Allowance for doubtful debts	8,369,187	5,829,275	(7,327,386)
Investment loss			3,000,000
Amortization of discount on debt	49,699	44,485	39,816
Equity in earnings (loss) of subsidiaries	203,562,719	98,774,339	(39,576,838)
Share-based compensation	5,185,242	4,060,838	3,876,671
Changes in operating assets and liabilities:
Inventories	9,840,507	17,598,617	2,140,423
Accounts receivable	(1,317,532)	99,826,223	37,753,416
Amount due from related parties	(121,173,334)	(126,832,013)	(16,299,621)
Advances to suppliers	(293,911)	11,973,762	2,752,935
Other current assets	(7,540,414)	6,399,566	(4,195,539)
Other non-current assets	(20,387,009)	(9,177,091)	(5,786,798)
Accounts payable	79	(10,083,933)	3,937,109
Advances from customers	(452,417)	(216,370)	130,350
Amounts due to related parties	(18,298,349)	17,530,108	(23,827,298)
Accrued warranty costs	431,138	5,416,935	11,874,837
Other current liabilities	(4,255,036)	(9,034,605)	10,848,840
Liability for uncertain tax positions	1,975,793	103,902	755,415
Deferred taxes	5,718,014	384,345	392,598
Net cash provided by (used in) operating activities	(134,047,365)	21,800,047	31,063,737
Investing activities:
Decrease (increase) in restricted cash	5,731,365	25,894,969	(31,476,334)
Investment in subsidiaries	(13,319,864)	(75,955,691)	(45,851,545)
Purchase of property, plant and equipment	(3,589)		(1,172)
Net cash used in investing activities	(7,592,088)	(50,060,722)	(77,329,051)
Financing activities:
Proceeds from short-term borrowings	68,000,000
Proceeds from long-term borrowings	70,063,488
Payment for repurchase of convertible notes	(1,000,000)
Proceeds from issuance of warrants	2,500,000
Proceeds from exercise of stock options	158,766	1,256,948	823,560
Net cash provided by financing activities	139,722,254	1,256,948	823,560
Effect of exchange rate changes	5,239,819	17,093,770	13,340,647
Net increase (decrease) in cash and cash equivalents	3,322,620	(9,909,957)	(32,101,107)
Cash and cash equivalents at the beginning of the year	7,924,686	17,834,643	49,935,750
Cash and cash equivalents at the end of the year	11,247,306	7,924,686	17,834,643
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	255,502	223,495	296,678
Income taxes paid	$ 290,813	$ 13,575,821	$ 5,204,641